UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 06203 )

Exact name of registrant as specified in charter: Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.5%)(a)

	Shares	Value

Aerospace and Defense (3.4%)
Aeroflex, Inc. (NON)	381,100	$5,232,503
Alliant Techsystems, Inc. (NON)	59,400	4,583,898
Armor Holdings, Inc. (NON)	119,517	6,966,646
L-3 Communications Holdings, Inc.	117,300	10,063,167
Lockheed Martin Corp.	42,400	3,185,512
Orbital Sciences Corp. (NON)	207,859	3,288,329
		33,320,055

Airlines (0.4%)
Southwest Airlines Co.	243,600	4,382,364

Automotive (0.7%)
Oshkosh Truck Corp.	107,400	6,684,576

Banking (6.0%)
Bank of America Corp.	310,460	14,138,348
Commerce Bancorp, Inc.	251,200	9,206,480
Corus Bankshares, Inc.	99,800	5,932,112
Marshall & Ilsley Corp.	51,100	2,226,938
U.S. Bancorp	312,500	9,531,250
UnionBanCal Corp.	108,500	7,612,360
Washington Mutual, Inc.	131,200	5,591,744
Wells Fargo & Co.	83,200	5,313,984
		59,553,216

Biotechnology (2.6%)
Amgen, Inc. (NON)	99,100	7,209,525
Amylin Pharmaceuticals, Inc. (NON)	45,100	2,207,645
Biogen Idec, Inc. (NON)	45,600	2,147,760
Genentech, Inc. (NON)	17,900	1,512,729
Invitrogen Corp. (NON)	57,100	4,004,423
MedImmune, Inc. (NON)	244,600	8,947,468
		26,029,550

Broadcasting (0.2%)
XM Satellite Radio Holdings, Inc. Class A (NON)	93,600	2,084,472

Building Materials (1.2%)
Sherwin Williams Co.	203,600	10,065,984
Vulcan Materials Co.	17,900	1,551,035
		11,617,019

Coal (0.4%)
Peabody Energy Corp.	80,600	4,063,046

Commercial and Consumer Services (2.6%)
ARAMARK Corp. Class B	120,500	3,559,570
Consolidated Graphics, Inc. (NON)	60,300	3,142,836
Corporate Executive Board Co. (The)	32,200	3,248,980
John H. Harland Co.	69,600	2,735,280
Manpower, Inc.	153,000	8,748,540
West Corp. (NON)	100,700	4,497,262
		25,932,468

Communications Equipment (1.4%)
Avaya, Inc. (NON)	552,300	6,240,990
Corning, Inc. (NON)	105,100	2,828,241
Qualcomm, Inc.	83,600	4,230,996
		13,300,227

Computers (5.8%)
Apple Computer, Inc. (NON)	95,000	5,958,400
Cisco Systems, Inc. (NON)	380,800	8,251,936
Dell, Inc. (NON)	301,800	8,981,568
EMC Corp. (NON)	486,200	6,626,906
Mentor Graphics Corp. (NON)	270,000	2,983,500
NCR Corp. (NON)	96,900	4,049,451
Netgear, Inc. (NON)	252,800	4,805,728
Palm, Inc. (NON)	361,800	8,379,288
Seagate Technology (Cayman Islands) (NON)	180,300	4,747,299
Western Digital Corp. (NON)	138,037	2,682,059

		57,466,135

Conglomerates (0.3%)
Danaher Corp.	49,116	3,121,322

Consumer Cyclicals (0.5%)
Harman International Industries, Inc.	46,800	5,200,884

Consumer Finance (1.6%)
Capital One Financial Corp.	91,200	7,343,424
Countrywide Financial Corp.	223,100	8,187,770
		15,531,194

Consumer Goods (0.7%)
American Greetings Corp. Class A	105,700	2,285,234
Blyth Industries, Inc.	114,100	2,398,382
Procter & Gamble Co. (The)	37,900	2,183,798
		6,867,414

Consumer Services (1.7%)
Interline Brands, Inc. (NON)	321,800	8,119,014
Labor Ready, Inc. (NON)	218,300	5,228,285
Stamps.com, Inc. (NON)	83,400	2,940,684
		16,287,983

Containers (0.2%)
Ball Corp.	42,600	1,867,158

Electrical Equipment (2.0%)
Lincoln Electric Holdings, Inc.	107,200	5,787,728
Rofin-Sinar Technologies, Inc. (NON)	101,000	5,467,130
WESCO International, Inc. (NON)	120,000	8,161,200
		19,416,058

Electronics (4.4%)
Agere Systems, Inc. (NON)	431,200	6,485,248
Amphenol Corp. Class A	123,800	6,459,884
Bookham, Inc. (NON)	259,800	2,478,492
Freescale Semiconductor, Inc. Class A (NON)	110,200	3,064,662
Freescale Semiconductor, Inc. Class B (NON)	78,500	2,179,945
General Cable Corp. (NON)	179,400	5,441,202
Microchip Technology, Inc.	229,100	8,316,330
RF Micro Devices, Inc. (NON)	601,500	5,202,975
Texas Instruments, Inc.	127,500	4,139,925
		43,768,663

Energy (3.5%)
Cooper Cameron Corp. (NON)	117,100	5,161,768
Helix Energy Solutions Group, Inc. (NON)	109,600	4,153,840
Hercules Offshore, Inc. (NON)	77,600	2,639,176
Patterson-UTI Energy, Inc.	109,200	3,490,032
Pride International, Inc. (NON)	165,900	5,172,762
Rowan Cos., Inc.	104,800	4,607,008
Unit Corp. (NON)	83,400	4,649,550
Veritas DGC, Inc. (NON)	107,700	4,888,503
		34,762,639

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	16,800	621,432

Entertainment (--%)
Speedway Motorsports, Inc.	2,100	80,241

Forest Products and Packaging (0.5%)
Crown Holdings, Inc. (NON)	301,500	5,348,610

Gaming & Lottery (0.4%)
Ameristar Casinos, Inc.	145,100	3,742,129

Health Care Services (5.3%)
Bio-Rad Laboratories, Inc. Class A (NON)	49,100	3,061,385
Cardinal Health, Inc.	64,319	4,793,052
Cerner Corp. (NON)	138,200	6,557,590
Express Scripts, Inc. (NON)	23,100	2,030,490
HCA, Inc.	78,400	3,589,936
Healthspring, Inc. (NON)	27,380	509,542
Henry Schein, Inc. (NON)	67,600	3,235,336
Laboratory Corp. of America Holdings (NON)	58,600	3,426,928
Medco Health Solutions, Inc. (NON)	44,300	2,534,846
Pediatrix Medical Group, Inc. (NON)	76,300	7,831,432

Sierra Health Services, Inc. (NON)	160,600	6,536,420
UnitedHealth Group, Inc.	83,900	4,686,654
WellPoint, Inc. (NON)	48,500	3,755,355
		52,548,966

Homebuilding (0.8%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	97,100	3,430,543
NVR, Inc. (NON)	6,000	4,433,700
		7,864,243

Insurance (4.5%)
ACE, Ltd. (Bermuda)	67,100	3,489,871
American International Group, Inc. (SEG)	185,600	12,266,304
AmerUs Group Co.	52,800	3,180,672
Everest Re Group, Ltd. (Barbados)	36,600	3,417,342
Prudential Financial, Inc.	70,800	5,367,348
Safety Insurance Group, Inc.	66,600	3,040,956
W.R. Berkley Corp.	135,900	7,890,354
Zenith National Insurance Corp.	117,200	5,640,836
		44,293,683

Investment Banking/Brokerage (1.6%)
Bear Stearns Cos., Inc. (The)	28,800	3,994,560
Calamos Asset Management, Inc. Class A	87,100	3,257,540
Janus Capital Group, Inc.	94,200	2,182,614
Lehman Brothers Holdings, Inc.	20,700	2,991,771
Nuveen Investments, Inc. Class A	69,700	3,356,055
Thomas Weisel Partners Group, Inc. (NON)	13,330	291,927
		16,074,467

Leisure (0.6%)
Brunswick Corp.	89,900	3,493,514
Harley-Davidson, Inc.	43,800	2,272,344
		5,765,858

Lodging/Tourism (0.8%)
Las Vegas Sands Corp. (NON)	74,400	4,215,504
Royal Caribbean Cruises, Ltd.	84,800	3,563,296
		7,778,800

Machinery (3.2%)
Caterpillar, Inc.	72,200	5,184,682
Cummins, Inc.	34,300	3,604,930
JLG Industries, Inc.	146,800	4,519,972
Parker-Hannifin Corp.	107,700	8,681,697
Timken Co.	151,900	4,901,813
Wabtec Corp.	152,600	4,974,760
		31,867,854

Manufacturing (0.5%)
Dover Corp.	94,400	4,584,064

Medical Technology (6.2%)
Baxter International, Inc.	78,500	3,046,585
Becton, Dickinson and Co.	58,400	3,596,272
Boston Scientific Corp. (NON)	164,800	3,798,640
C.R. Bard, Inc.	92,600	6,279,206
Charles River Laboratories International, Inc. (NON)	99,000	4,852,980
Dade Behring Holdings, Inc.	167,500	5,981,425
Kinetic Concepts, Inc. (NON)	140,960	5,803,323
LCA-Vision, Inc.	129,800	6,504,278
Medtronic, Inc.	73,800	3,745,350
Mentor Corp.	80,500	3,647,455
St. Jude Medical, Inc. (NON)	61,821	2,534,661
Sybron Dental Specialties, Inc. (NON)	131,000	5,402,440
Varian Medical Systems, Inc. (NON)	101,000	5,672,160
		60,864,775

Metals (3.4%)
Agnico-Eagle Mines, Ltd. (Canada)	207,200	6,309,240
Cameco Corp. (Canada)	119,600	4,305,600
Coeur d'Alene Mines Corp. (NON)	472,900	3,102,224
Freeport-McMoRan Copper & Gold, Inc. Class B	138,700	8,290,099
Goldcorp, Inc. (Toronto Exchange) (Canada)	119,300	3,489,525
Phelps Dodge Corp.	46,900	3,776,857
Steel Dynamics, Inc.	80,600	4,572,438
		33,845,983

Oil & Gas (5.1%)
Amerada Hess Corp.	24,200	3,446,080
Apache Corp.	58,200	3,812,682

Devon Energy Corp.	53,600	3,278,712
EOG Resources, Inc.	33,900	2,440,800
Giant Industries, Inc. (NON)	70,500	4,902,570
Marathon Oil Corp.	59,700	4,547,349
Noble Energy, Inc.	130,400	5,727,168
Occidental Petroleum Corp.	72,300	6,698,595
Sunoco, Inc.	82,000	6,360,740
Universal Compression Holdings, Inc. (NON)	63,700	3,227,679
Valero Energy Corp.	81,600	4,878,048
Western Refining, Inc.	60,673	1,311,750
		50,632,173

Pharmaceuticals (3.3%)
Barr Pharmaceuticals, Inc. (NON)	105,500	6,644,390
Cephalon, Inc. (NON)	83,000	5,000,750
Hospira, Inc. (NON)	241,900	9,545,374
Johnson & Johnson	153,900	9,113,958
Watson Pharmaceuticals, Inc. (NON)	79,700	2,290,578
		32,595,050

Power Producers (0.2%)
AES Corp. (The) (NON)	130,600	2,228,036

Publishing (1.5%)
McGraw-Hill Cos., Inc. (The)	79,300	4,569,266
R. H. Donnelley Corp. (NON)	125,600	7,313,688
R. R. Donnelley & Sons Co.	78,300	2,561,976
		14,444,930

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	112,200	9,054,540

Restaurants (1.5%)
Domino's Pizza, Inc.	193,000	5,510,150
Jack in the Box, Inc. (NON)	44,748	1,946,538
Morton's Restaurant Group, Inc. (NON)	19,890	345,688
Starbucks Corp. (NON)	81,200	3,056,368
Yum! Brands, Inc.	86,800	4,241,048
		15,099,792

Retail (5.3%)
Abercrombie & Fitch Co. Class A	43,200	2,518,560
Aeropostale, Inc. (NON)	189,600	5,718,336
American Eagle Outfitters, Inc.	96,200	2,872,532
Best Buy Co., Inc.	38,200	2,136,526
Home Depot, Inc. (The)	146,900	6,213,870
Lowe's Cos., Inc.	77,300	4,981,212
Michaels Stores, Inc.	132,760	4,989,121
New York & Company, Inc. (NON)	191,200	2,856,528
Pacific Sunwear of California, Inc. (NON)	134,200	2,973,872
Pantry, Inc. (The) (NON)	76,300	4,760,357
Staples, Inc.	288,900	7,372,728
Stein Mart, Inc.	139,200	2,424,864
Whole Foods Market, Inc.	38,700	2,571,228
		52,389,734

Schools (0.6%)
Career Education Corp. (NON)	161,200	6,082,076

Semiconductor (1.1%)
Applied Materials, Inc.	188,400	3,298,884
Lam Research Corp. (NON)	94,900	4,080,700
Nextest Systems Corp. (NON)	91,490	1,483,053
Sigmatel, Inc. (NON)	250,735	2,191,424
		11,054,061

Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	188,900	4,068,906

Software (4.0%)
Adobe Systems, Inc. (NON)	80,200	2,800,584
Autodesk, Inc. (NON)	76,700	2,954,484
Blackboard, Inc. (NON)	135,300	3,843,873
Cadence Design Systems, Inc. (NON)	221,800	4,101,082
Epicor Software Corp. (NON)	224,900	3,020,407
FileNET Corp. (NON)	97,800	2,642,556
Internet Security Systems, Inc. (NON)	192,100	4,606,558
McAfee, Inc. (NON)	73,300	1,783,389
Oracle Corp. (NON)	207,500	2,840,675
Parametric Technology Corp. (NON)	221,240	3,612,849
Progress Software Corp. (NON)	150,100	4,366,409
SSA Global Technologies, Inc. (NON)	167,600	2,686,628

		39,259,494

Technology Services (5.2%)
Accenture, Ltd. Class A (Bermuda)	99,500	2,991,965
Automatic Data Processing, Inc.	60,500	2,763,640
Covansys Corp. (NON)	414,587	7,126,751
CSG Systems International, Inc. (NON)	271,800	6,322,068
eBay, Inc. (NON)	189,900	7,417,494
Fair Isaac Corp.	174,000	6,893,880
Fiserv, Inc. (NON)	51,200	2,178,560
Global Payments, Inc.	62,200	3,297,222
Google, Inc. Class A (NON)	9,500	3,705,000
Transaction Systems Architects, Inc. (NON)	121,900	3,804,499
Yahoo!, Inc. (NON)	161,200	5,200,312
		51,701,391

Telecommunications (1.0%)
Comcast Corp. Class A (Special) (NON)	142,600	3,724,712
Sprint Nextel Corp.	231,700	5,987,128
		9,711,840

Textiles (0.6%)
Phillips-Van Heusen Corp.	144,400	5,517,524

Toys (0.4%)
Jakks Pacific, Inc. (NON)	152,500	4,077,850

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	81,500	2,939,705

Transportation Services (0.6%)
United Parcel Service, Inc. Class B	73,300	5,818,555

Total common stocks (cost $869,712,647)		$983,213,205

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)

	Shares	Value

Bowstreet, Inc. zero % (acquired 3/22/06, cost $--)
(Private)(RES)(NON)(F)	98,744	$1,228
CommVault Systems zero % cv. pfd. (acquired various
dates from 01/30/02 through 09/04/03, cost $1,250,002)
(Private) (RES)(NON)(F)	399,234	1,249,602
Hyper Energy, Inc. 0.00 % cv. pfd. (acquired 9/5/00,
cost $149,983) (Private) (RES)(NON)(F)	4,304	43
MarketSoft Software Corp. zero % cv. pfd. (acquired
02/09/06, cost $--) (Private) (RES)(NON)(F)	182,257	13,285
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
07/27/00, cost $336,828) (Private) (RES)(NON)(F)	122,060	6,103

Total convertible preferred stocks (cost $1,736,813)		$1,270,261

TOTAL INVESTMENTS

Total investments (cost $871,449,460) (b)		$984,483,466

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	1	$325,825	Jun-06	$3,371

NOTES

(a) Percentages indicated are based on net assets of $987,761,253.

(b) The aggregate identified cost on a tax basis is $872,442,773, resulting in gross unrealized appreciation and depreciation of $131,460,477 and $19,419,784, respectively, or net unrealized appreciation of $112,040,693.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2006 was $1,270,261 or 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2006, liquid assets totaling $2,421,956 have been designated as collateral for open forward commitments and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006